Client Name:
Client Project Name:	CIM 2023-R2
Start - End Dates:	10/3/2018 - 5/10/2019
Deal Loan Count:	154

Conditions Report 2.0

Loans in Report:	154
Loans with Conditions:	38

0 - Total Active Conditions

52 - Total Satisfied Conditions

21 - Credit Review Scope
3 - Category: Application
3 - Category: Credit/Mtg History
1 - Category: DTI
3 - Category: Income/Employment
2 - Category: Insurance
6 - Category: Legal Documents
2 - Category: Terms/Guidelines
1 - Category: Title
3 - Property Valuations Review Scope
1 - Category: Appraisal
2 - Category: FEMA
28 - Compliance Review Scope
1 - Category: Compliance Manual
3 - Category: Documentation
2 - Category: RESPA
1 - Category: Section 32
2 - Category: Texas Home Equity
2 - Category: TILA
17 - Category: TILA/RESPA Integrated Disclosure
6 - Total Waived Conditions

5 - Credit Review Scope
1 - Category: Assets
2 - Category: Credit/Mtg History
1 - Category: LTV/CLTV
1 - Category: Terms/Guidelines
1 - Compliance Review Scope
1 - Category: RESPA

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